DISCONTINUED OPERATIONS (Details Textual) $ in Millions, $ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Oct. 30, 2016 COP ($)	Sep. 30, 2015 USD ($)	Oct. 01, 2013 USD ($)
Disclosure of discontinued operations [Line Items]
Investments in joint ventures		$ 237,449	$ 357,882
Consideration transferred, acquisition-date fair value						$ 151,500	$ 217,000
Profit (loss) from discontinued operations		0	163,497	$ 22,513
Tax expense relating to gain (loss) on discontinuance	$ 659		(2,961)	21,635
Deferred tax expense (income) recognised in profit or loss		174,921
Percentage of voting equity interests acquired	50.00%
Financiamiento Tuya S.A. [Member]
Disclosure of discontinued operations [Line Items]
Consideration transferred, acquisition-date fair value		$ 79,017			$ 79,017
Discontinued operations [member]
Disclosure of discontinued operations [Line Items]
Profit (loss) from discontinued operations	$ 1,686			22,513
Deferred tax expense (income) recognised in profit or loss	99,614		$ (99,614)	$ (22,702)
At fair value [member]
Disclosure of discontinued operations [Line Items]
Investments in joint ventures	343,108
At fair value [member] | Discontinued operations [member]
Disclosure of discontinued operations [Line Items]
Profit (loss) from discontinued operations	$ 263,770